                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        Oppenheimer U.S. Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
ASSET-BACKED SECURITIES--3.6%
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
0.716%, 5/25/34(1)                                          $    3,208,688   $     2,365,446
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
0.336%, 9/25/36(1)                                               1,178,775           652,973
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2004-4, Cl. A3,
4.128%, 7/1/42                                                   6,629,934         6,653,284
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates, Series 2006-A16, Cl. A16,
4.72%, 5/15/13                                                   7,095,000         7,335,056
Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.74%,
3/15/11                                                          1,069,216         1,074,665
CNH Equipment Trust, Asset-Backed Certificates, Series
2009-B, Cl. A3, 2.97%, 3/15/13                                   4,890,000         4,978,045
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                     1,357,347         1,114,808
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                       764,461           632,040
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25(2, 3, 4)          4,550,157                --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.326%, 7/25/36(1)                                               1,925,457         1,832,546
Ford Credit Auto Owner Trust, Automobile Receivables
Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11                     5,605,000         5,646,777
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  230,782           228,943
Option One Mortgage Loan Trust 2006-2, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 0.336%, 7/1/36(1)          1,974,144         1,483,582
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                       1,104,682         1,021,196
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 0.336%, 9/25/36(1)                                       1,436,382         1,376,187
Structured Asset Securities Corp., Interest-Only
Stripped Pass-Through Certificates, Series 2002-AL1, Cl.
AIO, 21.265%, 2/25/32(5)                                        11,623,254           881,389
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 0.336%, 7/25/36(1)                                 628,303           621,156
                                                                             ---------------
Total Asset-Backed Securities (Cost $45,044,945)                                  37,898,093
                                                                             ---------------
MORTGAGE-BACKED OBLIGATIONS--91.1%
GOVERNMENT AGENCY--79.8%
FHLMC/FNMA/FHLB/SPONSORED--74.3%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series
5G-2012, Cl. 1, 4.97%, 2/24/12                                   3,212,231         3,396,934
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                     216,060           230,618
5%, 7/15/33-6/15/34                                              6,146,934         6,472,008
5.50%, 9/1/39                                                   10,322,920        11,003,184
6%, 7/15/24                                                      4,745,097         5,160,762


                      1 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
6.50%, 4/15/18-4/1/34                                       $    3,931,465   $     4,264,815
7%, 8/15/16-10/1/31                                              7,402,689         8,272,478
7.50%, 9/15/12-4/25/36                                           4,204,274         4,793,829
8%, 4/1/16                                                         743,893           812,612
9%, 8/1/22-5/1/25                                                  181,652           202,214
11.50%, 6/15/20-12/3/20                                            147,102           163,527
12.50%, 7/15/19                                                     34,859            40,595
13%, 8/15/15                                                        36,943            43,354
14%, 2/14/11                                                         3,883             4,286
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                      53,941            59,327
Series 1644, Cl. S, 2.722%, 12/15/23(1)                          4,992,833         5,012,988
Series 2006-11, Cl. PS, 23.702%, 3/25/36(1)                      1,151,226         1,595,493
Series 2043, Cl. ZP, 6.50%, 4/15/28                              3,709,791         3,977,037
Series 2116, Cl. ZA, 6%, 1/15/29                                 3,451,146         3,760,626
Series 2148, Cl. ZA, 6%, 4/15/29                                 5,534,558         5,992,714
Series 2220, Cl. PD, 8%, 3/15/30                                   249,365           276,348
Series 2326, Cl. ZP, 6.50%, 6/15/31                                571,588           620,212
Series 2344, Cl. FP, 1.189%, 8/15/31(1)                            808,504           814,024
Series 2368, Cl. PR, 6.50%, 10/15/31                             2,624,971         2,865,483
Series 2427, Cl. ZM, 6.50%, 3/15/32                              2,184,578         2,370,783
Series 2435, Cl. EQ, 6%, 5/15/31                                   662,868           670,628
Series 2451, Cl. FD, 1.239%, 3/15/32(1)                            607,894           612,597
Series 2461, Cl. PZ, 6.50%, 6/15/32                              1,373,810         1,511,573
Series 2464, Cl. FI, 1.239%, 2/15/32(1)                            669,466           673,250
Series 2465, Cl. PG, 6.50%, 6/15/32                              2,054,526         2,245,894
Series 2470, Cl. LF, 1.239%, 2/15/32(1)                            671,435           675,651
Series 2471, Cl. FD, 1.239%, 3/15/32(1)                          1,184,142         1,191,109
Series 2500, Cl. FD, 0.739%, 3/15/32(1)                            858,366           852,776
Series 2517, Cl. GF, 1.239%, 2/15/32(1)                            532,115           535,284
Series 2526, Cl. FE, 0.639%, 6/15/29(1)                          1,148,414         1,132,317
Series 2530, Cl. FD, 0.739%, 2/15/32(1)                          1,381,564         1,365,555
Series 2538, Cl. F, 0.839%, 12/15/32(1)                          1,861,448         1,857,552
Series 2551, Cl. FD, 0.639%, 1/15/33(1)                            858,575           853,494
Series 2551, Cl. LF, 0.739%, 1/15/33(1)                             85,214            84,904
Series 2641, Cl. CE, 3.50%, 9/15/25                                165,324           165,697
Series 2648, Cl. JE, 3%, 2/1/30                                  7,968,580         8,085,794
Series 2750, Cl. XG, 5%, 2/1/34                                  8,950,000         9,384,463
Series 2754, Cl. PE, 5%, 2/15/34                                 5,000,000         5,234,890
Series 2764, Cl. UG, 5%, 3/1/34                                  8,261,000         8,704,144
Series 2844, Cl. PE, 5%, 8/15/34                                 7,500,000         7,781,753
Series 2857, Cl. MG, 5%, 9/1/34                                  4,970,000         5,195,095
Series 2890, Cl. PE, 5%, 11/1/34                                 9,070,000         9,398,922
Series 2939, Cl. PE, 5%, 2/15/35                                 9,198,000         9,585,489
Series 2947, Cl. HE, 5%, 3/1/35                                  3,990,000         4,157,144
Series 3015, Cl. GM, 5%, 8/1/35                                  8,440,000         8,719,245
Series 3019, Cl. MD, 4.75%, 1/1/31                               4,964,156         5,169,585
Series 3022, Cl. HU, 5%, 8/1/35                                  8,000,000         8,323,546
Series 3035, Cl. DM, 5.50%, 11/15/25                             1,269,988         1,285,617


                      2 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 3057, Cl. LG, 5%, 10/15/35                           $    5,000,000   $     5,180,872
Series 3094, Cl. HS, 23.508%, 6/15/34(1)                           692,552           896,725
Series 3134, Cl. FA, 0.539%, 3/15/36(1)                         14,664,438        14,555,620
Series 3279, Cl. PH, 6%, 2/1/27                                 13,035,000        13,492,376
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 8.849%, 2/1/28(5)                              313,028            53,391
Series 205, Cl. IO, 9.597%, 9/1/29(5)                            1,964,277           449,955
Series 206, Cl. IO, 0%, 12/1/29(5, 6)                              529,034            92,792
Series 2074, Cl. S, 50.802%, 7/17/28(5)                            402,763            77,850
Series 2079, Cl. S, 62.316%, 7/17/28(5)                            661,818           131,060
Series 2122, Cl. S, 47.483%, 2/15/29(5)                          2,805,797           464,631
Series 224, Cl. IO, 1.412%, 3/1/33(5)                            2,051,155           374,467
Series 2304, Cl. SK, 52.264%, 6/15/29(5)                         2,618,707           427,287
Series 243, Cl. 6, 0%, 12/15/32(5, 6)                              968,093           147,185
Series 2493, Cl. S, 61.334%, 9/15/29(5)                            581,188            94,507
Series 2526, Cl. SE, 39.14%, 6/15/29(5)                          1,018,534           167,034
Series 2531, Cl. ST, 53.766%, 2/15/30(5)                           160,079             9,891
Series 2802, Cl. AS, 99.999%, 4/15/33(5)                         1,307,016           113,555
Series 2819, Cl. S, 53.049%, 6/15/34(5)                          8,722,733         1,161,481
Series 2920, Cl. S, 79.005%, 1/15/35(5)                          5,446,249           563,754
Series 3000, Cl. SE, 99.999%, 7/15/25(5)                         5,977,744           634,188
Series 3004, Cl. SB, 99.999%, 7/15/35(5)                         8,151,020           929,785
Series 3045, Cl. DI, 39.679%, 10/15/35(5)                       16,300,069         1,894,154
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                           784,607            77,469
Series 3146, Cl. SA, 54.843%, 4/15/36(5)                        19,697,227         2,657,310
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20                                           26,279,528        27,954,773
4.50%, 12/1/39(7)                                                3,350,000         3,439,509
5%, 12/1/17-6/25/22                                             42,546,152        45,658,897
5%, 12/1/39(7)                                                  19,802,000        20,770,437
5%, 9/25/18(8)                                                     928,052           995,346
5.303%, 10/1/36                                                 26,107,778        27,332,262
5.50%, 3/25/33-7/25/33                                          17,460,106        18,667,934
5.50%, 12/1/23-12/1/39(7)                                       78,559,000        83,596,068
6%, 6/25/30-3/1/37                                              41,758,856        44,987,426
6%, 12/18/24-12/1/39(7)                                         43,473,000        46,714,582
6%, 10/25/33(8)                                                  4,098,714         4,439,980
6.50%, 6/25/17-1/1/34                                           24,731,471        26,998,049
6.50%, 12/1/39(7)                                               29,650,000        32,031,280
7%, 11/1/17-11/25/35                                            16,775,680        18,638,429
7.50%, 2/25/27-8/25/33                                          11,632,409        13,244,726
7.50%, 11/25/29(8)                                                  89,759           102,305
8%, 12/25/22                                                        35,756            40,864
8.50%, 7/1/32                                                       99,734           111,859
11%, 7/25/16                                                        24,876            27,822


                      3 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
11.50%, 11/25/15                                            $       23,367   $        26,156
Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Pass-Through Certificates, Trust 2001-T6, Cl.
B, 6.088%, 5/25/11                                              10,000,000        10,606,424
Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T4, Cl. IO, 27.554%, 7/25/41(5)                             4,742,776           111,346
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                            5,092,938         5,604,517
Trust 1992-34, Cl. G, 8%, 3/25/22                                   50,053            53,392
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                             1,516,771         1,681,987
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                           1,202,711         1,314,616
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                           4,864,168         5,279,427
Trust 2001-69, Cl. PF, 1.236%, 12/25/31(1)                       1,531,561         1,543,189
Trust 2002-29, Cl. F, 1.236%, 4/25/32(1)                           748,443           754,195
Trust 2002-52, Cl. FD, 0.736%, 9/25/32(1)                          730,259           729,366
Trust 2002-59, Cl. F, 0.636%, 9/25/32(1)                         2,045,214         2,033,119
Trust 2002-60, Cl. FH, 1.236%, 8/25/32(1)                        1,391,711         1,400,713
Trust 2002-64, Cl. FJ, 1.236%, 4/25/32(1)                          230,389           230,947
Trust 2002-68, Cl. FH, 0.738%, 10/18/32(1)                         448,666           447,128
Trust 2003-111, Cl. HF, 0.636%, 5/25/30(1)                       3,827,179         3,794,784
Trust 2003-116, Cl. FA, 0.636%, 11/25/33(1)                        517,732           511,302
Trust 2003-130, Cl. CS, 13.628%, 12/25/33(1)                       728,224           798,180
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                            4,266,000         4,645,598
Trust 2003-26, Cl. XF, 0.686%, 3/25/23(1)                        4,838,765         4,803,028
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                            3,165,000         3,401,156
Trust 2003-89, Cl. XF, 0.636%, 11/25/32(1)                       1,022,556         1,015,020
Trust 2004-72, Cl. FB, 0.736%, 9/25/34(1)                        3,441,368         3,396,279
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                              3,065,189         3,383,485
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                          2,490,000         2,669,384
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                          4,700,000         5,094,922
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                          5,294,413         5,402,816
Trust 2005-22, Cl. EC, 5%, 10/1/28                               1,610,000         1,687,270
Trust 2005-25, Cl. PS, 27.122%, 4/25/35(1)                       3,510,285         5,054,867
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                            2,280,000         2,435,893
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                            9,898,633        10,530,262
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                           3,930,852         4,078,455
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                            7,090,000         7,602,854
Trust 2006-46, Cl. SW, 23.334%, 6/25/36(1)                         762,531         1,012,298
Trust 2006-50, Cl. KS, 23.335%, 6/25/36(1)                       2,231,619         2,880,338
Trust 2006-50, Cl. SK, 23.335%, 6/25/36(1)                       2,739,679         3,508,223
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                             2,000,000         2,142,742
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 50.472%, 11/18/31(5)                      2,752,193           377,136
Trust 2001-63, Cl. SD, 40.118%, 12/18/31(5)                        960,058           154,462
Trust 2001-68, Cl. SC, 32.612%, 11/25/31(5)                        662,495            91,613
Trust 2001-81, Cl. S, 36.642%, 1/25/32(5)                          646,656            98,594


                      4 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-28, Cl. SA, 39.291%, 4/25/32(5)                  $      542,005   $        73,557
Trust 2002-38, Cl. SO, 59.684%, 4/25/32(5)                         771,424            69,426
Trust 2002-39, Cl. SD, 43.899%, 3/18/32(5)                         815,321           107,172
Trust 2002-41, Cl. S, 74.479%, 7/25/32(5)                        2,758,205           472,829
Trust 2002-48, Cl. S, 36.034%, 7/25/32(5)                          881,691           121,816
Trust 2002-52, Cl. SD, 41.312%, 9/25/32(5)                         730,259            94,681
Trust 2002-52, Cl. SL, 37.028%, 9/25/32(5)                         554,754            75,437
Trust 2002-53, Cl. SK, 41.893%, 4/25/32(5)                         508,573            68,118
Trust 2002-56, Cl. SN, 38.759%, 7/25/32(5)                       1,204,765           161,123
Trust 2002-77, Cl. IS, 51.684%, 12/18/32(5)                      1,314,279           174,823
Trust 2002-77, Cl. JS, 48.692%, 12/18/32(5)                      4,653,243           585,893
Trust 2002-77, Cl. SA, 39.857%, 12/18/32(5)                      3,318,294           391,002
Trust 2002-77, Cl. SH, 44.206%, 12/18/32(5)                        819,217           138,507
Trust 2002-9, Cl. MS, 35.516%, 3/25/32(5)                        1,000,116           143,359
Trust 2003-23, Cl. ES, 80.50%, 10/25/22(5)                       8,981,264           656,391
Trust 2003-25, Cl. IK, 26.893%, 4/1/33(5)                       12,098,798         1,921,691
Trust 2003-33, Cl. SP, 55.754%, 5/25/33(5)                       2,543,669           332,506
Trust 2003-4, Cl. S, 47.909%, 2/25/33(5)                         1,606,814           210,439
Trust 2003-89, Cl. XS, 81.739%, 11/25/32(5)                      2,747,350           177,547
Trust 2004-65, Cl. SA, 60.589%, 5/25/23(5)                       5,267,619           343,035
Trust 2005-14, Cl. SE, 42.886%, 3/25/35(5)                       5,150,468           455,192
Trust 2005-19, Cl. SA, 70.796%, 3/25/35(5)                      22,649,585         2,558,705
Trust 2005-40, Cl. SB, 88.126%, 5/25/35(5)                       3,748,104           493,324
Trust 2005-71, Cl. SA, 75.065%, 8/25/25(5)                       3,864,213           400,283
Trust 2005-87, Cl. SE, 59.739%, 10/25/35(5)                     32,498,186         2,987,035
Trust 2005-87, Cl. SG, 78.403%, 10/25/35(5)                     11,967,520         1,153,956
Trust 2006-43, Cl. SJ, 71.954%, 6/25/36(5)                      19,556,932         2,085,096
Trust 2006-51, Cl. SA, 54.232%, 6/25/36(5)                      20,304,098         2,000,333
Trust 2006-60, Cl. DI, 40.273%, 4/25/35(5)                       4,900,713           441,562
Trust 221, Cl. 2, 23.128%, 5/1/23(5)                             1,614,632           278,335
Trust 240, Cl. 2, 15.473%, 9/1/23(5)                             2,524,185           541,857
Trust 252, Cl. 2, 25.125%, 11/1/23(5)                              788,483           141,349
Trust 303, Cl. IO, 27.352%, 11/1/29(5)                           6,133,621         1,105,883
Trust 319, Cl. 2, 24.576%, 2/1/32(5)                             1,933,180           392,006
Trust 321, Cl. 2, 4.548%, 4/1/32(5)                              2,494,559           509,584
Trust 324, Cl. 2, 1.187%, 7/1/32(5)                              1,108,115           218,807
Trust 328, Cl. 2, 0%, 12/1/32(5, 6)                              9,983,884         1,874,177
Trust 332, Cl. 2, 2.858%, 3/1/33(5)                             13,917,726         2,524,768
Trust 334, Cl. 12, 0%, 2/1/33(5, 6)                              3,911,006           548,799
Trust 339, Cl. 7, 0%, 7/1/33(5, 6)                               3,603,931           478,377
Trust 351, Cl. 10, 17.281%, 4/1/34(5)                            2,739,713           357,829
Trust 351, Cl. 8, 0.28%, 4/1/34(5)                               2,401,812           314,331
Trust 356, Cl. 10, 0%, 6/1/35(5, 6)                              2,077,428           277,807
Trust 356, Cl. 12, 0%, 2/1/35(5, 6)                              1,057,245           123,919


                      5 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 362, Cl. 12, 0.445%, 8/1/35(5)                        $    3,056,869   $       446,064
Trust 362, Cl. 13, 0%, 8/1/35(5, 6)                              1,615,574           234,902
Trust 364, Cl. 15, 0%, 9/1/35(5, 6)                              2,849,323           384,117
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 10.203%,
9/1/32(9)                                                          540,797           482,256
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 21.051%,
6/15/25(5)                                                       6,336,508            93,047
                                                                             ---------------
                                                                                 780,670,641
                                                                             ---------------
GNMA/GUARANTEED--5.5%
Government National Mortgage Assn.:
4.375%, 5/9/17(1)                                                   21,474            22,123
4.50%, 12/1/39(7)                                               43,070,000        44,294,825
6.50%, 11/29/23-12/30/23                                           100,209           107,665
7%, 1/29/28-2/8/30                                                 545,916           609,037
7.50%, 3/2/22-11/29/26                                             349,727           398,848
8%, 9/29/16-8/29/28                                                123,194           141,033
8.50%, 8/1/17-12/15/17                                             348,459           381,196
9.50%, 7/30/18-12/30/19                                              7,722             8,865
10%, 8/29/17-8/30/19                                                66,576            75,067
10.50%, 8/30/13-12/30/20                                           217,904           246,592
11%, 11/8/19-8/8/20                                                192,671           216,632
11.50%, 3/2/13                                                       3,635             3,924
12%, 12/30/12-3/30/14                                                3,951             4,433
12.50%, 1/30/14-3/2/14                                              17,807            20,497
13%, 4/30/11                                                         2,331             2,478
13.50%, 5/15/11-1/30/13                                              5,098             5,953
14%, 6/30/11                                                         1,509             1,670
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                              5,369,192         5,918,367
Series 2000-12, Cl. ZA, 8%, 2/16/30                              1,403,902         1,533,643
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 48.803%, 7/16/28(5)                      1,350,546           270,006
Series 1998-6, Cl. SA, 67.737%, 3/16/28(5)                         825,875           156,198
Series 2006-47, Cl. SA, 61.868%, 8/16/36(5)                     26,260,854         2,762,361
                                                                             ---------------
                                                                                  57,181,413
                                                                             ---------------
NON-AGENCY--11.3%
COMMERCIAL--8.0%
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series
1997-CTL1, 0%, 6/22/24(5, 6)                                    15,342,019           641,715
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                    5,700,000         4,463,400
Citigroup Mortgage Loan Trust, Inc. 2006-AR1,
Mtg.-Backed Pass-Through Certificates, Series 2006-AR1,
Cl. 1A1, 4.90%, 10/25/35(1)                                      7,903,455         6,202,024


                      6 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.912%, 6/1/39(1)                                           $    1,360,000   $     1,080,362
Credit Suisse First Boston Mortgage Securities Corp.,
Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl. B,
6.662%, 8/13/18                                                 10,767,000        10,033,685
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37            6,460,893         4,914,946
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39             1,700,000         1,471,126
Heller Financial Commercial Mortgage Asset Corp.,
Interest-Only Commercial Mtg. Obligations, Series
2000-PH1, Cl. X, 28.942%, 1/17/34(5)                            56,251,409           611,172
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46(1)                      5,000,000         4,944,456
Series 2007-LD11, Cl. A2, 5.803%, 6/15/49(1)                     7,980,000         8,099,220
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                       1,940,000         1,879,270
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.767%, 1/1/37(1)         1,825,889         1,311,896
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial
Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4,
5.124%, 11/11/32                                                 4,400,000         4,549,840
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                 11,120,000        11,241,695
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24(10)                                                 332,764           256,873
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34               2,477,949         2,163,358
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg.
Asset-Backed Certificates, Series 2003-KEY1, Cl. A4,
5.236%, 11/1/35                                                  6,600,000         6,838,660
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
5.809%, 12/1/49                                                  2,980,000         2,626,904
Structured Asset Securities Corp., Mtg. Pass-Through
Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32            2,910,102         1,270,624
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Asset-Backed Pass-Through Certificates, Series
2005-AR1, Cl. 1A1, 4.493%, 2/1/35(1)                             9,880,506         8,839,387
                                                                             ---------------
                                                                                  83,440,613
                                                                             ---------------
MULTIFAMILY--0.5%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 4.507%, 10/1/35(1)         3,675,000         2,752,839
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. 2A1,
5.50%, 4/1/35                                                      839,053           801,394
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
Pass-Through Certificates, Series 2005-A2, Cl. A2,
4.475%, 2/1/35(1)                                                2,279,333         1,964,777
                                                                             ---------------
                                                                                   5,519,010
                                                                             ---------------


                      7 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                            --------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
RESIDENTIAL--2.8%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
4.565%, 2/1/37(1)                                           $    4,314,656   $     3,984,236
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl. A7,
5.50%, 11/1/35                                                   3,290,000         2,373,895
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
5.638%, 6/1/47(1,2)                                              3,938,507         2,869,839
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.062%, 9/1/47(1)                                               10,243,046         6,837,542
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
3.449%, 12/25/34(1)                                                410,801           380,598
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
6.062%, 10/25/36(1)                                              8,760,677         7,553,799
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                        136,802           124,017
Salomon Smith Barney RV Trust, Recreational Vehicles
Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18           1,427,596         1,434,124
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
4A1, 5.386%, 2/1/37(1)                                           5,948,085         3,736,351
WaMu Mortgage Pass-Through Certificates, Mtg.
Pass-Through Certificates, Series 2000-1, Cl. M3,
2.486%, 1/25/40(1)                                                  83,030            30,046
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
3.005%, 9/1/34(1)                                                  383,719           356,500
                                                                             ---------------
                                                                                  29,680,947
                                                                             ---------------
Total Mortgage-Backed Obligations (Cost $923,766,451)                            956,492,624
                                                                             ---------------
U.S. GOVERNMENT OBLIGATIONS--18.9%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13           21,820,000        23,340,963
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14           56,600,000        57,664,476
Federal Home Loan Mortgage Corp. Reference Nts., 2.125%,
9/21/12                                                         27,000,000        27,629,910
Federal National Mortgage Assn. Nts.:
3%, 9/16/14                                                     65,500,000        68,098,647
4.375%, 10/15/15                                                19,734,000        21,689,913
                                                                             ---------------
Total U.S. Government Obligations (Cost $192,482,089)                            198,423,909
                                                                             ---------------
SHORT-TERM NOTES--4.2%
Federal Home Loan Bank, 0.02%, 12/1/09 (Cost $44,560,000)       44,560,000        44,560,000

                                                                SHARES
                                                            --------------
INVESTMENT COMPANY--3.9%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.31%(11, 12) (Cost $41,115,000)                         41,115,000        41,115,000


                      8 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                                  VALUE
                                                                             ---------------
TOTAL INVESTMENTS, AT VALUE (COST $1,246,968,485)                    121.7%    1,278,489,626
Liabilities in Excess of Other Assets                                (21.7)     (228,054,309)
                                                            --------------   ---------------
Net Assets                                                           100.0%  $ 1,050,435,317
                                                            ==============   ===============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2009 was $2,869,839, which represents 0.27% of the Fund's net assets. See accompanying Notes.

(3.)  Issue is in default. See accompanying Notes.

(4.)  Non-income producing security.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $46,418,534 or 4.42% of the Fund's net assets as of November 30, 2009.

(6.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(7.) When-issued security or delayed delivery to be delivered and settled after November 30, 2009. See accompanying Notes.

(8.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,537,631. See accompanying Notes.

(9.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $482,256 or 0.05% of the Fund's net assets as of November 30, 2009.

(10.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $256,873 or 0.02% of the Fund's net assets as of November 30, 2009.

(11.) Rate shown is the 7-day yield as of November 30, 2009.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES           GROSS         GROSS          SHARES
                                                     AUGUST 31, 2009    ADDITIONS    REDUCTIONS   NOVEMBER 30, 2009
                                                     ---------------   ----------   -----------   -----------------
OFI Liquid Assets Fund, LLC                            100,752,500      1,918,500   102,671,000              --
Oppenheimer Institutional Money Market Fund, Cl. E      38,050,000     42,495,000    39,430,000      41,115,000

                                                        VALUE       INCOME
                                                     -----------   -------
OFI Liquid Assets Fund, LLC                          $        --   $ 5,011(a)
Oppenheimer Institutional Money Market Fund, Cl. E    41,115,000    27,740
                                                     -----------   -------
                                                     $41,115,000   $32,751
                                                     ===========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.


                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2009 based on valuation input level:

                                                   LEVEL 2--         LEVEL 3--
                                  LEVEL 1--          OTHER          SIGNIFICANT
                                 UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS       INPUTS           VALUE
                               -------------   -----------------   -------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities         $        --      $   37,898,093         $--        $   37,898,093
Mortgage-Backed Obligations              --         956,492,624          --           956,492,624
U.S. Government Obligations              --         198,423,909          --           198,423,909
Short-Term Notes                         --          44,560,000          --            44,560,000
Investment Company               41,115,000                  --          --            41,115,000
                                -----------      --------------         ---        --------------
Total Investments, at Value      41,115,000       1,237,374,626          --         1,278,489,626
OTHER FINANCIAL INSTRUMENTS:
Futures margins                     164,698                  --          --               164,698
                                -----------      --------------         ---        --------------
Total Assets                    $41,279,698      $1,237,374,626         $--        $1,278,654,324
                                -----------      --------------         ---        --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                 $  (304,609)                $--         $--        $     (304,609)
                                -----------      --------------         ---        --------------
Total Liabilities               $  (304,609)                $--         $--        $     (304,609)
                                -----------      --------------         ---        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF NOVEMBER 30, 2009 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                   APPRECIATION
   CONTRACT DESCRIPTION      BUY/SELL   CONTRACTS      DATE         VALUE       (DEPRECIATION)
--------------------------   --------   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds          Buy     1,314       3/22/10    $161,252,438     $3,142,643
U.S. Treasury Nts., 2 yr.        Sell       762       3/31/10     166,032,657       (336,436)
U.S. Treasury Nts., 5 yr.        Sell       545       3/31/10      63,909,766       (504,864)
U.S. Treasury Nts., 10 yr.        Buy       416       3/22/10      49,894,000        407,846
                                                                                  ----------
                                                                                  $2,709,189
                                                                                  ==========


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities      $269,597,033
Sold securities             41,527,898

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of November 30, 2009 is as follows:

Cost                                $4,550,157
Market Value                        $       --
Market Value as a % of Net Assets         0.00%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

ILLIQUID SECURITIES

As of November 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,246,997,925
Federal tax cost of other investments      (21,505,174)
                                        --------------
Total federal tax cost                  $1,225,492,751
                                        ==============
Gross unrealized appreciation           $   61,631,453
Gross unrealized depreciation              (27,430,563)
                                        --------------
Net unrealized appreciation             $   34,200,890
                                        ===============


                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010